Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$ (4,376,680)	$ (2,266,680)	$ (17,518,873)	$ (7,039,604)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of intangible assets	563,158	151	94,443	611
Amortization of operating lease right-of-use asset	16,398	18,956	64,388	122,553
Stock-based compensation and service expense	319,819	26,371	1,816,462	521,509
Income (loss) from equity method investment		(392,677)	(392,677)	846,588
Distribution of earnings from equity method investment				611,888
Amortization of debt issuance costs and debt discount	189,417	283,755	1,136,412	1,291,814
Change in fair market value of derivative liability	1,276,889	114,360	(538,213)	(374,365)
Impairment of laboratory equipment				111,033
Debt modification charge				688,794
Loss on extinguishment of debt			9,076,587
Changes in operating assets and liabilities:
Security deposit		5,473	17,491
Prepaid expense and other assets	(37,854)	(36,904)	(22,299)	(106,999)
Accrued liabilities and other payables	(796,128)	575,016	1,750,047	(1,205,676)
Accrued liabilities and other payables - related parties				(14,051)
Operating lease obligation	(15,398)	(18,956)	(64,388)	(122,553)
NET CASH USED IN OPERATING ACTIVITIES FROM CONTINUING OPERATIONS	(2,860,379)	(1,691,135)	(4,580,620)	(4,668,458)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for equity interest purchase				(100,000)
Cash acquired on acquisition			14,026
Proceeds from sale of equity method investment	280,500	95,000	1,069,000
NET CASH PROVIDED BY INVESTING ACTIVITIES FROM CONTINUING OPERATIONS	280,500	95,000	1,083,026	(100,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible debt and warrants				3,367,750
Proceeds from issuance of convertible debt			200,000
Payments of convertible debt issuance costs				(282,700)
Repayments of bridge loan	(250,000)
Repayments of convertible debt	(200,000)			(3,388,222)
Proceeds from issuance of debt	1,164,000
Payments of debt issuance costs	(34,000)
Advance from pending sale of subsidiary		219,972
Proceeds received from the February 2026 private offering	3,249,412
Disbursements for the February 2026 private offering costs	(492,600)
Repayments of loan payable - related party				(400,000)
Proceeds from stock subscription liability			150,000
Advance from pending sale of noncontrolling interest in subsidiary			49,972	2,122,392
Proceeds from issuance of convertible preferred stock			300,000	3,500,000
Payments of convertible preferred stock issuance costs			(10,000)
Proceeds from issuance of bridge loan			300,000
Proceeds from issuance of common stock and warrants			475,500
Payments of offering costs			(64,652)
Proceeds from equity offering				2,857,852
Disbursements for equity offering costs				(138,405)
NET CASH PROVIDED BY FINANCING ACTIVITIES FROM CONTINUING OPERATIONS	3,436,812	219,972	1,400,820	7,638,667
Net cash used in operating activities from discontinued operations	(231,956)	(209,688)	(407,434)	(289,965)
Net cash used in investing activities from discontinued operations			(35,865)
NET CASH FLOWS USED IN DISCONTINUED OPERATIONS	(231,956)	(209,688)	(443,299)	(289,965)
EFFECT OF EXCHANGE RATE ON CASH - CONTINUING OPERATIONS	41,927	231	(9,018)	1,447
NET INCREASE (DECREASE) IN CASH	666,904	(1,585,620)	(2,549,091)	2,581,691
CASH - beginning of period	109,091	2,658,182	2,658,182	76,491
CASH - end of period	775,995	1,072,562	109,091	2,658,182
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	106,025	164,500	916,643	1,088,512
Cash paid for:
Interest	106,025	164,500	916,643	1,088,512
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for future services	106,381	51,635	8,530
Common stock issued for accrued liabilities	96,600	42,385	42,385	60,000
Receivable related to sale of equity method investment		1,745,000	1,745,000
Related party payable extinguished upon sale of equity method investment		632,916	632,916
Series B Convertible Preferred Stock extinguished related to sale of equity method investment		11,000,000	11,000,000
Series D Convertible Preferred Stock issued in exchange of Series A Convertible Preferred Stock		9,000,000	9,000,000
Stock warrants issued as placement agent fee	294,001
Warrants issued as convertible note payable finder’s fee				40,900
Warrants issued with convertible note payable recorded as debt discount				438,568
Common stock issued as convertible note payable commitment fee			26,800	320,546
Equity method investment payable paid by a related party				566,667
Reclassification of deferred offering costs				175,136
Settlement of derivative liability	1,281,603	18,853	176,529	2,354
Issuance of common stock upon cashless exercise of stock warrants	127	19	43	4
Issuance of common stock upon cashless exercise of pre-funded stock warrants	35
Initial ROU asset and lease liability	169,743	127,486	127,486
Conversion of convertible note payable and accrued interest into common stock	551,474		2,244,622
Series C Convertible Preferred Stock converted into common stock	723,000
Related party gain on deconsolidation of Avalon RT 9	$ 1,861,266
Deferred financing costs in accrued liabilities			45,000
Legal fees recorded to receivable from sale of equity method investment			50,000
Reclassification of related party loan payable and accrued expenses to advance from related party				500,000
Shares issued for adjustments for 1:15 reverse split				21
Bridge loan issuance costs in accrued liabilities			18,846
Common stock issued as convertible note payable commitment fee included in accrued liabilities			$ 138,000